Cover	May 05, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 05, 2025
Entity File Number	000-56549
Entity Registrant Name	TOFLA MEGALINE INC.
Entity Central Index Key	0001885849
Entity Tax Identification Number	37-1911358
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	c/o Boca Jom LLC
Entity Address, Address Line Two	1236 N Fairfax
Entity Address, City or Town	West Hollywood
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90046
City Area Code	(323)
Local Phone Number	822-1750
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false